CHASE HOME LENDING MORTGAGE TRUST 2026-AGY3 ABS-15G

Exhibit 99.1 - Schedule 5

Data Compare (Non-Ignored)
Run Date - 10/12/2026 12:31:55 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment